Cambria LargeCap Shareholder Yield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria LargeCap Shareholder Yield ETF
Financials	28.4%	(a)
Energy	21.1%
Consumer Discretionary	12.0%
Consumer Staples	10.0%
Materials	9.9%
Communication Services	8.3%
Health Care	6.5%
Information Technology	3.8%
	100.0%
Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Shares	Value
Common Stocks - 99.6%
Communication Services - 8.2%
AT&T, Inc.	5,949	$114,518
Comcast Corp. - Class A	2,934	121,086
Fox Corp. - Class A	3,267	124,277
Interpublic Group of Cos., Inc.	3,996	128,552
		488,433

Consumer Discretionary - 12.0%
eBay, Inc.	2,133	118,616
General Motors Co.	2,304	102,113
Lennar Corp. - Class A	711	125,797
PulteGroup, Inc.	972	128,304
Toll Brothers, Inc.	909	129,724
Yum China Holdings, Inc.	3,528	106,687
		711,241

Consumer Staples - 9.9%
Archer-Daniels-Midland Co.	1,764	109,386
Conagra Brands, Inc.	3,960	120,067
General Mills, Inc.	1,773	119,039
Kraft Heinz Co.	3,519	123,904
Molson Coors Beverage Co. - Class B	2,223	117,486
		589,882

Energy - 21.0%
Baker Hughes Co.	3,213	124,407
Chevron Corp.	711	114,094
ConocoPhillips	981	109,087
Devon Energy Corp.	2,349	110,473
EOG Resources, Inc.	882	111,838
Halliburton Co.	3,357	116,421
HF Sinclair Corp.	2,106	108,396
Marathon Oil Corp.	3,924	110,068
Marathon Petroleum Corp.	639	113,116
Phillips 66	792	115,220
Valero Energy Corp.	711	114,983
		1,248,103

Financials - 28.4%(a)
Aflac, Inc.	1,260	120,179
American Financial Group, Inc.	909	119,043
American International Group, Inc.	1,512	119,796
Bank of New York Mellon Corp.	1,755	114,198
Citizens Financial Group, Inc.	2,970	126,730
Corebridge Financial, Inc.	3,852	113,827
Hartford Financial Services Group, Inc.	1,125	124,785
KeyCorp	7,425	119,765
MetLife, Inc.	1,539	118,272
PayPal Holdings, Inc. (b)	1,953	128,467
Principal Financial Group, Inc.	1,341	109,305
Prudential Financial, Inc.	918	115,044
Truist Financial Corp.	2,862	127,902
US Bancorp	2,682	120,368
		1,677,681

Health Care - 6.4%
Centene Corp. (b)	1,728	132,918
Cigna Group	342	119,245
Universal Health Services, Inc. - Class B	612	130,821
		382,984

Information Technology - 3.8%
Jabil, Inc.	981	110,529
TD SYNNEX Corp.	981	116,906
		227,435

Materials - 9.9%
CF Industries Holdings, Inc.	1,530	116,877
Eastman Chemical Co.	1,179	121,825
Nucor Corp.	720	117,317
Reliance, Inc.	378	115,124
Steel Dynamics, Inc.	873	116,301
		587,444
Total Common Stocks (Cost $5,786,091)		5,913,203

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 5.20% (c)	21,414	21,414
Total Short-Term Investments (Cost $21,414)		21,414

Total Investments - 100.0% (Cost $5,807,505)		5,934,617
Other Assets in Excess of Liabilities - 0.0% (d)		1,012
Total Net Assets - 100.0%		$5,935,629

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria LargeCap Shareholder Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,913,203	$–	$–	$5,913,203
Money Market Funds	21,414	–	–	21,414
Total Assets	$5,934,617	$–	$–	$5,934,617

Refer to the Schedule of Investments for further disaggregation of investment categories.